Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
In March 2014, the Company's board of directors approved the 2014 Equity Incentive Plan, or 2014 Plan, under which stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and units and other cash-based or stock-based awards may be granted to employees, consultants and directors. Shares of common stock that are issued and available for issuance under the 2014 Plan consist of authorized, but unissued or reacquired shares of common stock or any combination thereof.
A total of 1,850 shares of the Company's common stock was initially authorized and reserved for issuance under the 2014 Plan. This reserve will automatically increase on January 1, 2015 and each subsequent anniversary through 2024, by an amount equal to the smaller of (a) 4.5% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (b) an amount determined by the Company's board of directors. This reserve is automatically increased to include any outstanding shares under the Company's 2007 Stock Plan, or 2007 Plan, at the time of its termination or issuable upon expiration or termination of options granted under the Company's 2007 Plan that expire or terminate without having been exercised in full. Pursuant to the terms of the 2014 Plan, 107 shares available for future issuance under the 2007 Plan were transferred to the 2014 Plan, providing a total of 1,957 shares of common stock allocated for issuance under the 2014 Plan. In addition, 49 shares have been returned to the 2014 Plan as a result of termination of options that expired or terminated without having been exercised under the previously terminated 2007 Plan, resulting in a total of 2,006 shares available for issuance under the 2014 Plan. As of December 31, 2014, options to purchase a total of 606 shares of common stock have been granted under the 2014 Plan, 7 shares have been returned to the 2014 Plan as a result of termination of options that expired or terminated without having been exercised, and 1,407 shares of common stock remain available for future issuance under the 2014 Plan.
In July 2007, the Company adopted the 2007 Plan under which options or stock purchase rights may be granted to employees, consultants and directors. In February 2014, the board of directors, under the authority granted to it by the 2007 Plan, increased the number of shares available to be granted under the plan by 1,400 shares, and as of December 31, 2014, a total of 9,172 shares of common stock were allocated for issuance under the plan. Upon the completion of the Company's IPO in March 2014, the board of directors terminated the 2007 Plan in connection with the IPO and pursuant to the terms of the 2014 Plan, 107 shares that were available for future issuance under the 2007 Plan at such time were transferred to the 2014 Plan. No shares remain available for future issuance of awards under the 2007 Plan. The 2007 Plan will continue to govern the terms and conditions of all outstanding equity awards granted under the 2007 Plan. Shares of common stock that are issued and were available for issuance under the 2007 Plan consist of authorized, but unissued or reacquired shares of common stock or any combination thereof.
Stock Options

The following summarizes the assumptions used for estimating the fair value of stock options granted during the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	1.2 - 1.8%	0.7 - 2.2%	0.7 - 1.1%
Expected life (in years)	3.8 - 6.1	4.8 - 6.9	4.8 - 6.3
Expected volatility	45.1 - 46.8%	46.4 - 49.4%	52.0 - 52.5%
Dividend yield	—	—	—
Weighted-average grant date fair value per share	$5.63	$3.15	$2.65

Stock option activity was as follows:

	Number of Options	Weighted Average Exercise Price
Balance as of January 1, 2012	5,022	$1.12
Granted	1,064	5.73
Exercised	(42)	0.41
Forfeited	(312)	1.84
Balance as of December 31, 2012	5,732	1.94
Granted	834	7.69
Exercised	(738)	0.59
Forfeited	(406)	5.31
Balance as of December 31, 2013	5,422	2.76
Granted	2,331	10.10
Exercised	(1,583)	1.27
Forfeited	(59)	7.56
Balance as of December 31, 2014	6,111	$5.90

The summary of stock options outstanding as of December 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
$0.29 - $0.35	919	$0.33	3.2	919	$0.33	3.2
$0.54 - $0.84	477	0.72	4.8	477	0.72	4.8
$1.74 - $3.10	1,094	2.80	6.3	866	2.73	6.2
$4.00 - $7.82	1,312	6.89	5.6	572	6.48	5.7
$8.35	1,737	8.35	6.1	—	—	—
$13.00 - $19.44	572	15.41	6.7	21	13.00	6.2
	6,111	$5.90	5.5	2,855	$2.44	4.9

Restricted Stock Units
The Company’s restricted stock units vest over a four-year period and upon vesting, the vested shares are issued to the recipient of the restricted stock units.
The summary of restricted stock unit activity is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of January 1, 2014	—	$—
Granted	28	19.44
Vested	—	—
Forfeited	—	—
Nonvested as of December 31, 2014	28	$19.44

The aggregate intrinsic value of stock options exercised during each of the years ended December 31, 2014, 2013 and 2012 was $17.3 million, $4.8 million and $0.2 million, respectively. The total fair value of stock options vested during each of the years ended December 31, 2014, 2013 and 2012 was $2.2 million, $1.2 million, and $0.8 million, respectively.
As of December 31, 2014, total unrecognized stock-based compensation expense, adjusted for estimated forfeitures, related to stock options was $14.0 million, which the Company expects to recognize over the next 3 years, and total unrecognized stock-based compensation expense, adjusted for estimated forfeitures, related to restricted stock units was $0.5 million, which the Company expects to recognize over the next 3.9 years.